Investment Objectives and Goals - Anfield Universal Fixed Income Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Anfield Universal Fixed Income Fund (the “Fund”) seeks current income.